N-2	12 Months Ended
Jul. 31, 2026
Cover [Abstract]
Entity Central Index Key	0000827773
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Franklin Premier Income Trust
Document Period End Date	Jul. 31, 2026